UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10391

Boston Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 8.9%(1)
Security	Principal Amount	Value
Aerospace — 0.2%
Hawker Beechcraft, Inc., Term Loan, 5.25%, Maturing 3/26/14	$369,787	$371,537
Hawker Beechcraft, Inc., Term Loan, 7.32%, Maturing 3/26/14	4,370,213	4,390,893
		$4,762,430
Broadcasting — 0.7%
Hit Entertainment, Inc., Term Loan, 10.86%, Maturing 2/5/13	$13,910,000	$14,105,616
		$14,105,616
Building and Development — 0.6%
Realogy Corp., Term Loan, 8.32%. Maturing 9/1/14	$2,810,606	$2,825,162
Realogy Corp., Term Loan, 8.35%. Maturing 9/1/14	10,439,394	10,493,460
		$13,318,622
Building Materials — 0.7%
PLY GEM Industries, Inc., Term Loan, 8.10%, Maturing 8/15/11	$13,500,000	$13,508,438
		$13,508,438
Gaming — 1.1%
BLB Worldwide Holdings, Term Loan, 9.63%, Maturing 6/30/12	$8,520,000	$8,610,525
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	9,600,000	9,432,000
M Holdings, Term Loan, 8.84% Maturing 12/13/08	5,400,000	5,400,000
		$23,442,525
Healthcare — 0.9%
Advanced Medical Optics, Inc., Term Loan, 7.10%, Maturing 4/2/14	$2,600,000	$2,616,250
HCA, Inc., Term Loan, 7.60%, Maturing 11/18/13	16,159,500	16,347,290
		$18,963,540

Security	Principal Amount	Value
Metals / Mining — 0.4%
Freeport-McMoran Copper & Gold Co., Term Loan, 7.07%, Maturing 3/19/14	$8,281,600	$8,315,612
		$8,315,612
Paper — 0.2%
Domtar, Inc., Term Loan, 6.735%, Maturing 3/7/14	$5,000,000	$5,000,625
		$5,000,625
Publishing / Printing — 1.8%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$9,270,000	$9,270,000
Nielsen Finance, LLC, Term Loan, 7.61%, Maturing 8/9/13	26,865,000	27,130,856
		$36,400,856
Services — 0.9%
Rental Services Corp., Term Loan, 8.86%, Maturing 12/2/13	$4,060,000	$4,129,020
Sabre Holdings, Inc., Term Loan, 7.61%, Maturing 9/30/14	14,310,000	14,356,951
		$18,485,971
Technology — 0.2%
Sanmina-SCI Corp., Term Loan, 8.38%, Maturing 1/31/08	$4,000,000	$4,020,832
		$4,020,832
Telecommunications — 0.6%
Intelsat Bermuda, Ltd., Term Loan, 7.86, Maturing 6/15/16	$4,400,000	$4,421,212
Level 3 Communications, Inc., Term Loan, 7.61%, Maturing 3/13/14	8,010,000	8,046,293
		$12,467,505
Utilities — 0.6%
Sandridge Energy, Inc., Term Loan, 8.63%, Maturing 4/1/13	$11,760,000	$12,142,200
		$12,142,200
Total Senior, Floating Rate Interests (identified cost $183,400,586)		$184,934,772

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Corporate Bonds & Notes — 79.4%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.6%
Alion Science and Technology Corp., 10.25%, 2/1/15(2)	$5,765	$6,096,487
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,542,550
Bombardier, Inc., 8.00%, 11/15/14(2)	2,620	2,764,100
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,515,600
Hawker Beechcraft Acquisition Co., Sr. Notes, 8.50%, 4/1/15(2)	215	227,362
Hawker Beechcraft Acquisition Co., Sr. Sub. Notes, 9.75%, 4/1/17(2)	60	64,500
Hawker Beechcraft Acquisition, Co., 8.875%, 4/1/15	140	147,700
		$13,358,299
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,669	$1,674,139
		$1,674,139
Automotive & Auto Parts — 4.7%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$4,135	$4,305,569
Altra Industrial Motion, Inc., 9.00%, 12/1/11(2)	2,425	2,525,031
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,965	2,987,237
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,845,000
Ford Motor Credit Co., 6.625%, 6/16/08	4,060	4,058,758
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	14,939,903
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	7,127,482
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	335,722
Ford Motor Credit Co., Variable Rate, 8.36%, 11/2/07	17,775	17,947,062
General Motors Acceptance Corp., 5.125%, 5/9/08	3,555	3,514,004
General Motors Acceptance Corp., 5.85%, 1/14/09	1,815	1,795,520
General Motors Acceptance Corp., 7.00%, 2/1/12	710	715,884
General Motors Acceptance Corp., 8.00%, 11/1/31	8,405	9,046,486
General Motors Acceptance Corp., 6.375%, 5/1/08	6,650	6,625,062
Goodyear Tire and Rubber Co., Sr. Notes, 8.625%, 12/1/11(2)	2,615	2,837,275
Goodyear Tire and Rubber Co., Sr. Notes, Variable Rate, 9.14%, 12/1/09(2)	3,740	3,796,100

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts (continued)
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	$7,195	$7,923,494
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	4,385	4,680,987
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,980,275
Venture Holding Trust, Sr. Notes, 9.50%, 1/1/08(3)	3,683	18,415
		$99,005,266
Broadcasting — 1.3%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(2)	$2,855	$3,061,987
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(2)	10,985	12,426,781
Sinclair Broadcast, 4.875%, 7/15/18	1,585	1,596,887
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	11,125	11,180,625
		$28,266,280
Building Materials — 1.9%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	$415	$429,525
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	5,711	5,810,942
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	1,056,675
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,633,400
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	16,315	16,192,637
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009) 3/1/14	7,735	5,839,925
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(2)	7,935	8,530,125
		$40,493,229
Cable / Satellite TV — 4.5%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	$4,230	$4,356,900
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.82%, 4/1/09	8,030	8,551,950
CCH I Holdings, LLC, 11.75%, 5/15/14	6,880	6,880,000
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	5,965	6,367,637
CCH II, LLC/CCH II Capital Co., Sr. Notes, 10.25%, 9/15/10	5,655	6,036,712
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	20,026,519
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	2,495	2,607,275

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Cable / Satellite TV (continued)
CSC Holdings, Inc., Sr. Notes, 7.25%, 7/15/08	$3,765	$3,859,125
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,225
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	415	433,675
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	637,294
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	20,845	21,835,137
Kabel Deutschland GmbH, 10.625%, 7/1/14	4,005	4,495,612
Mediacom Broadband Corp., LLC, Sr. Notes, 8.50%, 10/15/15(2)	4,775	4,989,875
National Cable, PLC, 8.75%, 4/15/14	2,575	2,716,625
		$93,809,561
Capital Goods — 2.1%
American Railcar Industries, Sr. Notes, 7.50%, 3/1/14(2)	$3,895	$4,055,669
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	8,765	9,258,031
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,807,375
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(2)	3,010	3,190,600
ESCO Corp., Sr. Notes, Variable Rate, 9.23%, 12/15/13(2)	3,010	3,130,400
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	818,772
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,285	2,479,225
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009) 4/15/14	3,644	3,425,360
RBS Global & Rexnord Corp., 9.50%, 8/1/14	3,775	4,058,125
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,898,350
Titan International, Inc., Sr. Notes, 8.00%, 1/15/12(2)	2,990	3,109,600
		$43,231,507
Chemicals — 2.3%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$14,675	$15,555,500
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(2)	8,430	8,198,175
Koppers, Inc., 9.875%, 10/15/13	51	55,590
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,770,850
MacDermid, Inc., Sr. Sub. Notes, 9.50%, 4/15/17(2)	2,625	2,736,562
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,080,000
Mosaic Co., Sr. Notes, 7.375%, 12/1/14(2)	2,615	2,732,675

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Mosaic Co., Sr. Notes, 7.625%, 12/1/16(2)	$2,615	$2,804,587
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.502%, 11/15/13	3,525	3,604,312
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(2)	8,030	8,401,387
		$47,939,638
Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,165	$5,229,562
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.37%, 10/15/13(2)	1,455	1,495,012
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(2)	2,905	2,890,475
		$9,615,049
Containers — 1.1%
Berry Plastics Holding Corp., 8.875%, 9/15/14	$8,260	$8,549,100
Berry Plastics Holding Corp., Variable Rate, 9.23%, 9/15/14	2,200	2,260,500
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	4,662,860
Pliant Corp. (PIK), 11.85%, 6/15/09(4)	7,939	8,714,395
		$24,186,855
Div. Financial Services — 0.8%
Residential Capital, LLC, Sub. Notes, Variable Rate, 7.187%, 4/17/09(2)	$16,025	$15,958,288
		$15,958,288
Diversified Media — 2.4%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	$2,000	$2,092,500
Advanstar Communications, Inc., 10.75%, 8/15/10	14,835	16,170,150
Affinion Group, Inc., 10.125%, 10/15/13	1,800	1,971,000
Affinion Group, Inc., 11.50%, 10/15/15	2,520	2,784,600
CanWest Media, Inc., 8.00%, 9/15/12	19,247	20,064,526
Lamar Media Corp., Sr. Sub. Notes, 6.625%, 8/15/15	715	713,212
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,198,937
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	3,054,400
		$50,049,325

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Energy — 7.1%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,875	$1,893,750
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	8,225	8,512,875
Chaparral Energy, Inc., Sr. Notes, 8.875%, 2/1/17(2)	5,715	5,886,450
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,664,375
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,150	2,042,500
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	8,705,182
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	1,240	1,298,900
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,120	1,145,200
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	4,428,752
El Paso Production Holding Co., 7.75%, 6/1/13	830	877,988
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,776,487
Energy Partners, Ltd., Sr. Notes, 9.75%, 4/15/14(2)	1,875	1,917,187
Giant Industries, 8.00%, 5/15/14	3,750	3,937,500
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,684,487
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(2)	4,425	4,712,625
Opti Canada, Inc., 8.25%, 12/15/14(2)	7,475	7,942,187
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,564,150
Petrobas International Finance Co., 6.125%, 10/6/16	885	910,444
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	16,154,512
Petroplus Finance, Ltd., 6.75%, 5/1/14(2)	4,630	4,676,300
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	3,705	3,755,944
Plains Exploration & Production Co., 7.00%, 3/15/17	5,575	5,609,844
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,139,820
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,975	3,975,000
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,593,036
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)	10,225	10,608,437
SESI, LLC, 6.875%, 6/1/14	1,150	1,173,000
Southern Natural Gas, 8.00%, 3/1/32	3,345	4,044,409
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14(2)	6,050	6,397,875
United Refining Co., Sr. Notes, 10.50%, 8/15/12	12,880	13,556,200
Verasun Energy Corp., 9.875%, 12/15/12	1,900	2,014,000
		$148,599,416

Security	Principal Amount (000's omitted)	Value
Entertainment / Film — 0.6%
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	$13,550	$12,025,625
		$12,025,625
Environmental — 0.4%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$7,674,400
		$7,674,400
Food & Drug Retail — 1.3%
Rite Aid Corp., 6.125%, 12/15/08	$21,275	$21,248,406
Rite Aid Corp., 8.125%, 5/1/10	5,405	5,607,687
		$26,856,093
Food / Beverage / Tobacco — 0.9%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$9,285	$8,611,837
Dole Foods Co., 7.25%, 6/15/10	1,130	1,114,462
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,301,112
Pinnacle Foods Finance, LLC, Sr. Notes, 9.25%, 4/1/15(2)	945	949,725
Pinnacle Foods Finance, LLC, Sr. Sub. Notes, 10.625%, 4/1/17(2)	3,025	3,047,687
		$19,024,823
Gaming — 6.5%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)	$7,855	$8,110,287
CCM Merger, Inc., 8.00%, 8/1/13(2)	4,915	5,001,012
Chukchansi EDA, Sr. Notes, Variable Rate, 8.877%, 11/15/12(2)	5,045	5,183,737
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	733	707,014
Galaxy Entertainment Finance, 9.875%, 12/15/12(2)	9,105	10,015,500
Galaxy Entertainment Finance, Variable Rate, 10.354%, 12/15/10(2)	7,940	8,456,100
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)	3,645	3,927,488
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	9,365	10,242,969
Las Vegas Sands Corp., 6.375%, 2/15/15	2,650	2,593,688
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11(2)	3,390	2,474,700

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Majestic Star Casino, LLC, 9.50%, 10/15/10	$5,315	$5,620,613
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,366,000
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	8,790,000
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(2)	2,330	2,621,250
San Pasqual Casino, 8.00%, 9/15/13(2)	5,620	5,816,700
Seminole Hard Rock Entertainment, Variable Rate, 7.848%, 3/15/14(2)	4,445	4,578,350
Station Casinos, Inc., 7.75%, 8/15/16	2,415	2,523,675
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,800	1,773,000
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	24,460	24,735,175
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	6,105	6,517,088
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(2)	1,470	1,506,750
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(2)	10,698	11,366,625
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	1,040	1,047,800
		$135,975,521
Healthcare — 5.8%
Accellent, Inc., 10.50%, 12/1/13	$4,480	$4,625,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,911,800
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,275	3,762,000
CDRV Investors, Inc., Sr. Notes, Variable Rate, 9.86%, 12/1/11(2)	5,670	5,726,700
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,690,700
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,169,025
HCA, Inc., 7.875%, 2/1/11	3,240	3,341,315
HCA, Inc., 8.75%, 9/1/10	11,600	12,310,500
HCA, Inc., 9.25%, 11/15/16(2)	12,280	13,415,900
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	6,710	7,028,725
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(2)	10,495	11,255,888
National Mentor Holdings, Inc., 11.25%, 7/1/14	4,365	4,823,325
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,691,188
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	5,065	5,065,000
Sun Healthcare Group, Inc., Sr. Sub. Notes, 9.125%, 4/15/15(2)	1,850	1,933,250

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	$7,935	$8,292,075
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,696,850
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,692,788
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate, 11.25%, (0.00% until 2009) 10/1/15	2,275	1,911,000
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	8,670	9,233,550
		$120,577,179
Homebuilders / Real Estate — 0.7%
Realogy Corp., Term Loan, 8.32%, Maturing, 12.375%, 4/15/15(2)	$3,750	$3,759,375
Realogy Corp., Term Loan, 8.35%, Maturing, 4/15/14(2)	9,370	9,405,138
Stanley-Martin Co., 9.75%, 8/15/15	1,415	1,277,038
		$14,441,551
Hotels — 0.2%
Host Hotels & Resorts L.P., 6.875%, 11/1/14	$3,705	$3,811,519
		$3,811,519
Insurance — 0.2%
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 9.23%, 11/15/14(2)	$2,640	$2,666,400
U.S.I. Holdings Corp., Sr. Sub. Notes, 9.75%, 5/15/15(2)	1,515	1,552,875
		$4,219,275
Leisure — 2.4%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)	$4,303	$4,388,698
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)	3,635	3,707,700
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.07%, 4/1/12(2)	6,665	6,731,650
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	19,730	21,061,775
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.11%, 5/1/10	14,350	14,798,438
		$50,688,261

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Metals / Mining — 2.2%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14(2)	$4,480	$4,776,800
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16(2)	13,290	13,937,888
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,338,175
FMG Finance PTY, Ltd., 10.625%, 9/1/16(2)	10,135	11,908,625
FMG Finance PTY, Ltd., Variable Rate, 9.36%, 9/1/11(2)	4,130	4,367,475
Novelis, Inc., 7.25%, 2/15/15	8,170	8,649,988
		$45,978,951
Paper — 1.2%
Abitibi-Consolidated, Inc., 8.55%, 8/1/10	$3,745	$3,838,625
Georgia-Pacific Corp., 9.50%, 12/1/11	2,970	3,296,700
Jefferson Smurfit Corp., 7.50%, 6/1/13	1,555	1,549,169
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	1,025	1,083,938
NewPage Corp., 10.00%, 5/1/12	9,320	10,345,200
NewPage Corp., Variable Rate, 11.61%, 5/1/12	2,585	2,879,044
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	3,095	3,160,769
		$26,153,445
Publishing / Printing — 1.7%
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$2,125	$2,244,531
Clarke American Corp., Sr. Notes, 9.50%, 5/15/15(2)	2,250	2,275,312
Clarke American Corp., Sr. Notes, Variable Rate, 10.105%, 5/15/15(2)	3,745	3,754,362
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	7,735,000
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16(2)	4,445	4,656,138
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,815	1,660,725
Reader's Digest Association, Sr. Sub. Notes, 9.00%, 2/15/17(2)	13,165	12,967,525
		$35,293,593
Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13(2)	$6,985	$7,124,700
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,780	1,871,225
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,580,550
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	2,735	2,934,655
		$21,511,130

Security	Principal Amount (000's omitted)	Value
Restaurants — 0.8%
El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$7,549,175
NPC International, Inc., 9.50%, 5/1/14	7,355	7,759,525
Sbarro, Inc., Sr. Notes, 10.375%, 2/1/15(2)	1,915	2,015,538
		$17,324,238
Services — 4.9%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15(2)	$465	$488,831
Aramark Corp., Sr. Notes, Variable Rate, 8.86%, 2/1/15(2)	7,255	7,490,788
Education Management, LLC, 8.75%, 6/1/14	5,215	5,540,938
Education Management, LLC, 10.25%, 6/1/16	10,355	11,364,613
Hertz Corp., 8.875%, 1/1/14	6,655	7,204,038
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(2)	4,410	4,564,350
Kar Holdings, Inc., Sr. Notes, 8.75%, 5/1/14(2)	2,805	2,896,162
Kar Holdings, Inc., Sr. Notes, 9.358%, 5/1/14(2)	2,805	2,882,137
Kar Holdings, Inc., Sr. Sub. Notes, 10.00%, 5/1/15(2)	3,005	3,128,956
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14(2)	1,860	1,990,200
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	3,009,000
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	7,041,394
Rental Service Corp., 9.50%, 12/1/14(2)	1,855	1,980,213
Sabre Holdings Corp., 8.35%, 3/15/16	2,620	2,491,219
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12(4)	11,540	11,837,593
Travelport LLC, Sr. Notes, 9.875%, 9/1/14(2)	10,405	11,185,375
West Corp., Sr. Notes, 9.50%, 10/15/14(2)	14,400	15,300,000
West Corp., Sr. Sub. Notes, 11.00%, 10/15/16(2)	1,875	2,048,438
		$102,444,245
Steel — 0.7%
AK Steel Corp., 7.875%, 2/15/09	$1,267	$1,273,335
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,266,023
RathGibson, Inc., 11.25%, 2/15/14	8,245	8,780,925
		$14,320,283
Super Retail — 4.5%
AutoNation, Inc., Variable Rate, 7.356%, 4/15/13	$2,540	$2,574,925
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	8,665	9,423,188
GameStop Corp., 8.00%, 10/1/12	27,980	29,973,575

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Super Retail (continued)
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 9.796%, 3/15/14(2)	$7,470	$7,348,613
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15(2)	7,470	7,507,350
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14(2)	6,290	6,895,413
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16(2)	2,570	2,839,850
Neiman Marcus Group, Inc., 9.00%, 10/15/15	8,820	9,768,150
Neiman Marcus Group, Inc., 10.375%, 10/15/15	10,820	12,213,075
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14(2)	1,115	1,165,175
Toys "R" Us, 7.375%, 10/15/18	4,435	3,924,975
		$93,634,289
Technology — 2.2%
Activant Solutions, Inc., 9.50%, 5/1/16	$1,810	$1,800,950
Avago Technologies Finance, 11.875%, 12/1/15	1,515	1,738,463
Avago Technologies Finance, Variable Rate, 10.125%, 12/1/13	3,260	3,577,850
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.151%, 2/1/15	2,250	2,334,375
General Cable Corp., Sr. Notes, 7.125%, 4/1/17(2)	1,850	1,887,000
General Cable Corp., Sr. Notes, Variable Rate, 7.725%, 4/1/15 (2)	1,850	1,877,750
NXP BV/NXP Funding, LLC, Sr. Notes, 9.50%, 10/15/15(2)	3,710	3,914,050
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15(2)	1,155	1,198,313
Sungard Data Systems, Inc., 9.125%, 8/15/13	4,975	5,360,563
UGS Corp., 10.00%, 6/1/12	19,710	21,582,450
		$45,271,764
Telecommunications — 5.0%
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	$13,010	$13,857,745
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	5,490	5,956,650
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(2)	6,530	6,423,888
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(2)	3,840	3,734,400
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(2)	5,375	5,737,813
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	6,130	6,773,650
Intelsat Bermuda, Ltd., Sr. Notes, 5.25%, 11/1/08	19,670	19,399,538
iPCS, Inc., Variable Rate, 7.48%, 5/1/13(2)	2,615	2,641,150
IWO Holdings, Inc., 14.00%, 1/15/11(3)	5,600	0
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17(2)	4,650	4,754,625

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14(2)	$4,665	$4,869,094
Qwest Capital Funding, Inc., 7.00%, 8/3/09	3,130	3,196,513
Qwest Communications International, Inc., 7.50%, 2/15/14	11,465	11,894,938
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	1,145	1,163,606
Qwest Corp., 8.875%, 3/15/12	2,650	2,941,500
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,758,125
Qwest Corp., Sr. Notes, Variable Rate, 8.605%, 6/15/13	1,080	1,186,650
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	705	756,113
U.S. West Communications, Debs., 7.20%, 11/10/26	670	685,075
Windstream Corp., 8.125%, 8/1/13	3,595	3,918,550
		$103,649,623
Textiles / Apparel — 3.4%
Hanesbrands, Inc., Sr. Notes, Variable Rate, 8.735%, 12/15/14(2)	$15,970	$16,489,025
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	8,285	8,937,444
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	2,735	3,015,338
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	17,010	18,668,475
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	11,218	11,694,765
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,940	5,137,600
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,792,200
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,240,000
Quiksilver, Inc., 6.875%, 4/15/15	1,265	1,239,700
		$71,214,547
Transportation Ex Air / Rail — 0.3%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$2,583	$2,447,393
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	4,004,753
		$6,452,146
Utilities — 3.1%
AES Corp., Sr. Notes, 8.75%, 5/15/13(2)	$3,555	$3,808,294
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	349,370
AES Corp., Sr. Notes, 9.00%, 5/15/15(2)	1,890	2,031,750
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,770	3,082,870
Dynegy Holdings, Inc., 8.375%, 5/1/16	7,340	7,771,225

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Mission Energy Holding Co., 13.50%, 7/15/08	$5,230	$5,739,925
NGC Corp., 7.625%, 10/15/26	7,090	6,992,513
NRG Energy, Inc., 7.25%, 2/1/14	2,520	2,614,500
NRG Energy, Inc., 7.375%, 1/15/17	7,580	7,873,725
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,380	2,478,175
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	16,454,600
Reliant Energy, Inc., 9.25%, 7/15/10	6,095	6,422,606
		$65,619,553
Total Corporate Bonds & Notes (identified cost $1,597,939,721)		$1,660,348,906
Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35(2)	$5,745	$6,240,506
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	830	720,025
Total Convertible Bonds (identified cost, $6,631,531)		$6,960,531
Common Stocks — 2.6%
Security	Shares	Value
Cable / Satellite TV — 0.4%
Time Warner Cable, Inc., Class A(5)	224,522	$8,266,900
		$8,266,900
Containers — 0.5%
Greif, Inc.	180,000	$10,008,000
		$10,008,000
Gaming — 0.4%
Shreveport Gaming Holdings, Inc.(4)(5)	4,453	$79,486
Trump Entertainment Resorts, Inc.(5)	538,544	8,740,569
		$8,820,055

Security	Shares	Value
Healthcare — 0.3%
Triad Hospitals, Inc.(5)	61,848	$3,286,603
Universal Health Services, Inc., Class B	65,000	3,946,800
		$7,233,403
Leisure — 0.0%
HRP, Class B(2)(5)	3,730	$37
		$37
Publishing / Printing — 0.5%
Idearc, Inc.	275,000	$9,556,250
		$9,556,250
Super Retail — 0.5%
GameStop Corp., Class A(5)	300,000	$9,951,000
GNC Acquisition Holdings, Class A	204,221	1,021,105
		$10,972,105
Total Common Stocks (identified cost $55,307,178)		$54,856,750
Convertible Preferred Stocks — 1.1%
Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	91,533	$9,336,366
Chesapeake Energy Corp., 5.00%(2)	21,939	2,451,683
		$11,788,049
Telecommunications — 0.5%
Crown Castle International Corp., 6.25% (PIK)	174,523	$10,035,073
		$10,035,073
Total Convertible Preferred Stocks (identified cost $18,925,492)		$21,823,122

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 0.0%
Security	Shares	Value
Super Retail — 0.0%
GNC Acquisition Holdings	69,779	$348,895
		$348,895
Total Preferred Stocks (identified cost $348,895)		$348,895
Miscellaneous — 0.4%
Security	Shares	Value
Cable / Satellite TV — 0.4%
Adelphia, Inc., Escrow Certificate(5)	5,085,000	$2,059,425
Adelphia, Inc., Escrow Certificate(5)	10,260,000	4,206,600
Adelphia Recovery Trust(5)	14,818,854	1,425,574
		$7,691,599
Utilities — 0.0%
Mirant Corp., Escrow Certificate(2)(5)	2,205,000	$153,689
Mirant Corp., Escrow Certificate(5)(6)	4,900,000	289,590
		$443,279
Total Miscellaneous (identified cost $0)		$8,134,878
Warrants — 0.1%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(5)(6)	6,338	$38,027
		$38,027
Telecommunications — 0.1%
American Tower Corp., Exp. 8/1/08(2)(5)	4,825	$2,596,284
		$2,596,284
Total Warrants (identified cost $505,959)		$2,634,311

Short-Term Investments — 6.0%
Security	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(7)	126,229	$126,228,716
Total Short-Term Investments (identified cost, $126,228,716)		$126,228,716
Total Investments — 98.8% (identified cost $1,989,288,078)		$2,066,270,881
Other Assets, Less Liabilities — 1.2%		$24,704,882
Net Assets — 100.0%		$2,090,975,763

PIK - Payment-In-Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $83,500,000 as of April 30, 2007.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $514,188,470 or 24.6% of the net assets.

(3)  Defaulted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $1,863,059,362)	$1,940,042,165
Affiliated investments, at value (identified cost, $126,228,716)	126,228,716
Receivable for investments sold	15,296,182
Dividends and interest receivable	40,234,314
Interest receivable from affiliated investment	632,040
Total assets	$2,122,433,417
Liabilities
Payable for investments purchased	$30,331,743
Payable to affiliate for investment advisory fees	994,830
Payable to affiliate for Trustees' fees	2,383
Accrued expenses	128,698
Total liabilities	$31,457,654
Net Assets applicable to investors' interest in Portfolio	$2,090,975,763
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,013,992,960
Net unrealized appreciation (computed on the basis of identified cost)	76,982,803
Total	$2,090,975,763

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$77,481,531
Dividends	665,189
Interest income allocated from affiliated investment	3,356,358
Expenses allocated from affiliated investment	(319,498)
Other income	3,089,501
Total investment income	$84,273,081
Expenses
Investment adviser fee	$5,904,811
Trustees' fees and expenses	13,922
Custodian fee	206,478
Legal and accounting services	68,805
Miscellaneous	4,489
Total expenses	$6,198,505
Deduct — Reduction of investment adviser fee	$62,729
Total expense reductions	$62,729
Net expenses	$6,135,776
Net investment income	$78,137,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$18,599,912
Swap contracts	(69,584)
Foreign currency and forward foreign currency exchange contract transactions	(6,741)
Net realized gain	$18,523,587
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$27,152,484
Swap contracts	(129,783)
Net change in unrealized appreciation (depreciation)	$27,022,701
Net realized and unrealized gain	$45,546,288
Net increase in net assets from operations	$123,683,593

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$78,137,305	$136,959,138
Net realized gain from investment transactions, swaps contracts and foreign currency and forward foreign currency exchange contract transactions	18,523,587	28,391,139
Net change in unrealized appreciation (depreciation) from investments, swaps contracts and foreign currency and forward foreign currency exchange contracts	27,022,701	18,039,510
Net increase in net assets from operations	$123,683,593	$183,389,787
Capital transactions — Contributions	$339,580,073	$482,166,898
Withdrawals	(247,100,840)	(476,916,040)
Net increase in net assets from capital transactions	$92,479,233	$5,250,858
Net increase in net assets	$216,162,826	$188,640,645
Net Assets
At beginning of period	$1,874,812,937	$1,686,172,292
At end of period	$2,090,975,763	$1,874,812,937

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,		Period Ended		Year Ended September 30,
	(Unaudited)		2006†	2005†	October 31, 2004(1)†		2004†	2003†	2002(2)†
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.65	%(3)	0.66%	0.65%	0.66	%(3)	0.66%	0.66%	0.68%
Expenses after custodian fee reduction	0.65	%(3)	0.66%	0.65%	0.66	%(3)	0.66%	0.66%	0.68%
Net investment income	7.92	%(3)	7.85%	7.71%	7.29	%(3)	8.29%	9.51%	9.91%
Portfolio Turnover	38%		68%	71%	5%		79%	116%	91%
Total Return(4)	6.44%		11.10%	5.80%	1.82%		13.28%	26.96%	2.09%
Net assets, end of period (000's omitted)	$2,090,976		$1,874,813	$1,686,172	$1,719,431		$1,669,254	$1,367,987	$796,712

†  The operating expenses of the Portfolio reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2)  The Portfolio adopted the provisions fo the revised AICPA Audit and Accounting Guide for investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3)  Annualized.

(4)  Total return is not computed on an annualized basis.

See notes to financial statements

Boston Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, has as its objective to provide as much current income as possible. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Income Fund of Boston, Eaton Vance Diversified Income Fund and Eaton Vance Capital and Income Stategies Fund held an approximate 93.8%, 6.1% and 0.02% interest in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. Securities exchange are generally valued at the last sale price on the day of valuation, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity Securities listed on the NASDAQ Global or Global Select Market System are generally valued at the NASDAQ official closing price. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio's investments include interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, under procedures established by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on this assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine the fair value, such as when only a portion of the borrower's assets are likely to be sold. In conducting its assessment and analyses, for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities

Boston Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising

Boston Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007 the Portfolio's advisory fee totaled $6,217,434 of which $312,623 was allocated from Cash Management and $5,904,811 was paid or accrued directly by the Portfolio. Effective March 27, 2006, BMR agreed to a fee reduction pursuant to a Fee Reduction Agreement between BMR and the Portfolio. On assets of $2 billion or more, BMR has agreed to reduce its annual fee rate as follows: 0.575% of average net assets of $2 billion but less than $5 billion and 0.555% of average net assets of $5 billion or more. Prior to March 27, 2006, BMR had agreed to reduce its annual fee rate as follows: 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.575% of average net assets of $2 billion or more. Pursuant to such contractual agreements, BMR reduced its fee in the amount of $62,729 for the six months ended April 30, 2007. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. There was no advisory fee reduction for the six months ended April 30, 2007. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.625% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007 no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $881,595,502 and $691,276,114 respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,994,183,831
Gross unrealized appreciation	$93,566,648
Gross unrealized depreciation	(21,479,598)
Net unrealized appreciation	$72,087,050

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, financial futures and swap contracts and may involve, to a varying

Boston Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007 there were no obligations outstanding under these financial instruments.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

7  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing less than 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Mirant Corp., Escrow Certificate	1/05/06	4,900,000	$0	$289,590
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp 9/27/09	7/08/99	6,338	0	38,027
Total Restricted Securities			$0	$327,617

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Boston Income Portfolio, the portfolio in which the Eaton Vance Income Fund of Boston (the "Fund") invests (the "Portfolio"), with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Income Fund of Boston

INVESTMENT MANAGEMENT

Eaton Vance Income Fund of Boston

Officers
Michael W. Weilheimer
President
Thomas P. Huggins
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Boston Income Portfolio

Officers
Michael W. Weilheimer
President and Co-Portfolio
Manager
Thomas P. Huggins
Vice President and Co-Portfolio
Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

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Investment Adviser of Boston Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Income Fund of Boston
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

443-6/07  IBSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	June 11, 2007

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 11, 2007